Segments and Entity-Wide Information (Tables)	12 Months Ended
Dec. 31, 2024
Segments And Entity Wide Information [Abstract]
Schedule of revenues by geographic area
	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars (in thousands)
Asia Pacific	133,772	67,773	63,455
China	132,556	149,510	141,959
Korea	117,135	47,425	43,256
United States	29,282	41,118	54,741
Europe	16,489	9,549	17,498

	429,234	315,375	320,909

	December 31,
	2024	2023
	%

Israel	66	66
Germany	29	31
Other	5	3

Total long-lived assets (*)	100	100